Subsequent events (Details Narrative) - USD ($)	Feb. 28, 2025	Jan. 06, 2025
Subsequent Events [Abstract]
Consultant compensation		$ 20,000
Acquired To Intellectual Property	100.00%
Issuance Of Ordinary Shares	$ 275,000
Paid To Ordinary Shares	394,945
Shares Price	$ 0.6963